UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21227
Eaton Vance Insured Pennsylvania Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	December 31, 2005

Item 1. Schedule of Investments

Eaton Vance Insured Pennsylvania Municipal Bond Fund                                                 as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 159.1%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 0.8%
$325	Puerto Rico Electric Power Authority, Variable Rate, 5.82%, 7/1/29 (1)(2)	$348,874
		$348,874
Hospital — 9.3%
750	Lancaster County Hospital Authority, 5.50%, 3/15/26	789,112
350	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	377,279
1,500	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,550,445
750	Pennsylvania HEFA, (UPMC Health System), 6.00%, 1/15/31	815,227
500	St. Mary Hospital Authority, (Catholic Health East), 5.375%, 11/15/34	525,640
		$4,057,703
Insured-Electric Utilities — 8.1%
1,500	Lehigh County IDA, Pollution Control, (PPL Electric Utilities Corp.), (FGIC), 4.70%, 9/1/29	1,519,665
1,500	Lehigh County IDA, Pollution Control, (PPL Electric Utilities Corp.), (FGIC), 4.75%, 2/15/27	1,530,555
400	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 8.118%, 7/1/29 (1)(3)	481,008
		$3,531,228
Insured-Escrowed/Prerefunded — 15.4%
1,000	Butler School District, (FSA), Prerefunded to 4/1/14 , 5.00%, 4/1/31	1,088,330
750	Pennsylvania Turnpike Commision, Oil Franchise Tax, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	761,670
2,550	Pennsylvania Turnpike Commission, (AMBAC), Prerefunded to 7/15/11, 5.00%, 7/15/41	2,757,213
400	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 7.492%, 7/1/32 (1)(3)	496,272
270	Southcentral General Authority, (MBIA), Escrowed to Maturity, 5.25%, 5/15/31	288,455
1,230	Southcentral General Authority, (MBIA), Prerefunded to 5/15/11, 5.25%, 5/15/31	1,337,219
		$6,729,159

Insured-Gas Utilities — 5.3%
$1,355	Philadelphia Natural Gas Works, (FSA), 5.125%, 8/1/31	$1,404,485
875	Philadelphia Natural Gas Works, (FSA), Variable Rate, 6.17%, 7/1/28 (1)(2)	920,483
		$2,324,968
Insured-General Obligations — 33.9%
1,650	Armstrong County, (MBIA), 5.40%, 6/1/31 (4)	1,766,474
4,845	Canon McMillan School District, (FGIC), 0.00%, 12/1/33	1,287,995
500	Canon McMillan School District, (FGIC), 5.25%, 12/1/34	531,500
465	Erie County, (FGIC), 5.50%, 9/1/22	540,879
1,000	Gateway, School District Alleghany County, (FGIC), 5.00%, 10/15/32	1,040,830
2,555	McKeesport School District, (MBIA), 0.00%, 10/1/21	1,246,201
2,000	Pennridge School District, (MBIA), 5.00%, 2/15/29	2,081,920
500	Philadelphia, (FSA), 5.00%, 9/15/31	513,680
300	Philadelphia, (FSA), 5.25%, 9/15/25	318,180
585	Philadelphia, (FSA), Variable Rate, 7.457%, 9/15/31 (1)(3)	633,017
1,000	Pine-Richland School District, (FSA), 5.00%, 9/1/29	1,032,540
1,390	Steel Valley School District, Allegheny County, (FSA), 0.00%, 11/1/29	471,780
1,390	Steel Valley School District, Allegheny County, (FSA), 0.00%, 11/1/30	444,355
1,290	Steel Valley School District, Allegheny County, (FSA), 0.00%, 11/1/31	388,935
2,500	Upper Clair Township School District, (FSA), 5.00%, 7/15/32	2,585,125
		$14,883,411
Insured-Hospital — 2.3%
1,000	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.125%, 7/1/28	1,025,020
		$1,025,020
Insured-Industrial Development Revenue — 4.0%
1,700	Allegheny County IDA, (MBIA), 5.00%, 11/1/29	1,765,144
		$1,765,144
Insured-Lease Revenue / Certificates of Participation — 7.2%
1,300	Philadelphia Authority for Industrial Development Lease Revenue, (FSA), 5.125%, 10/1/26	1,373,112
1,700	Philadelphia Authority for Industrial Development Lease Revenue, (FSA), 5.25%, 10/1/30	1,797,240
		$3,170,352

Insured-Private Education — 16.1%
$1,000	Chester County IDA Educational Facility, (Westtown School), (AMBAC), 5.00%, 1/1/31	$1,032,150
3,315	Delaware County, (Villanova University), (MBIA), 5.00%, 12/1/28	3,434,042
2,500	Pennsylvania HEFA, (Temple University), (MBIA), 5.00%, 4/1/29 (5)	2,581,525
		$7,047,717
Insured-Public Education — 8.9%
2,400	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	2,548,248
1,000	Pennsylvania HEFA, (Clarion University Foundation), (XLCA), 5.00%, 7/1/33	1,033,790
300	Pennsylvania HEFA, (University of the Science in Philadelphia), (XLCA), 4.75%, 11/1/33	301,893
		$3,883,931
Insured-Special Tax Revenue — 16.0%
4,350	Pittsburgh and Allegheny County Public Auditorium, (AMBAC), 5.00%, 2/1/29	4,522,695
2,210	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	778,473
1,180	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	264,886
8,700	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	1,469,343
		$7,035,397
Insured-Transportation — 12.4%
2,000	Allegheny County Port Authority, (FGIC), 5.00%, 3/1/25	2,092,700
1,000	Allegheny County Port Authority, (FGIC), 5.00%, 3/1/29	1,035,060
950	Pennsylvania Turnpike Commission, Registration Fee, (FSA), Variable Rate, 8.132%, 1/15/23 (1)(3)	1,362,256
815	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 7.498%, 7/1/36 (1)(3)	945,750
		$5,435,766
Insured-Water and Sewer — 14.3%
1,555	Erie Sewer Authority, (AMBAC), 0.00%, 12/1/25	610,166
2,155	Erie Sewer Authority, (AMBAC), 0.00%, 12/1/25	845,600
1,920	Erie Sewer Authority, (AMBAC), 0.00%, 12/1/26	715,891
1,500	Pennsylvania University Sewer Authority, (MBIA), 5.00%, 11/1/26	1,554,000
1,000	Philadelphia Water & Wastewater, (FGIC), Variable Rate, 7.455%, 11/1/31 (1)(3)	1,106,010

$580	Pittsburgh Water and Sewer Authority, (AMBAC), Variable Rate, 7.837%, 12/1/27 (1)(3)	$675,694
750	Saxonburg Water and Sewer Authority, (AGC), 5.00%, 3/1/35 (6)	777,495
		$6,284,856
Transportation — 5.1%
1,400	Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	1,447,754
800	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/43	807,408
		$2,255,162
Total Tax-Exempt Investments — 159.1% (identified cost $66,434,297)		$69,778,688
Other Assets, Less Liabilities — 0.2%		$80,739
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (59.3)%		$(26,004,699)
Net Assets Applicable to Common Shares — 100.0%		$43,854,728

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2005, 90.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 25.8% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate value of the securities is $6,969,364 or 15.9% of the Fund’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2005.
(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2005.
(4)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(6)	When-issued security.

A summary of financial instruments at December 31, 2005 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
03/06	225 U.S. Treasury Bond	Short	$(25,207,832)	$(25,692,187)	$(484,355)

At December 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$66,418,494
Gross unrealized appreciation	$3,416,910
Gross unrealized depreciation	(56,716)
Net unrealized appreciation	$3,360,194

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Pennsylvania Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	February 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	February 23, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	February 23, 2006